Note 3 - Revenue Recognition Standard - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,407,410	$ 1,931,473
FirstService Residential Segment [Member]
Revenues	1,411,998	1,254,840
FirstService Brands Segment [Member]
Revenues	995,412	676,633
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	836,637	540,058
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	153,826	132,079
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 4,949	$ 4,496